Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 9,118,000	$ 1,881,000	$ 29,538,000	$ 1,910,000
Cost of sales	7,058,000	1,043,000	18,832,000	2,769,000
Mine operating income (loss)	2,060,000	838,000	10,706,000	(859,000)
Operating expenses
General and administrative expenses	997,000	815,000	3,469,000	2,726,000
Share-based payments	556,000	277,000	1,618,000	1,391,000
Income (loss) before other items	507,000	(254,000)	5,619,000	(4,976,000)
Other items
Interest and other income	15,000	14,000	67,000	143,000
Loss on long-term investments	(1,221,000)	(1,103,000)	(2,503,000)	(1,002,000)
Fair value adjustment on warrant liability	86,000	516,000	2,692,000	1,560,000
Realized loss on warrants exercised	0	0	0	(1,111,000)
Unrealized foreign exchange gain (loss)	251,000	716,000	(231,000)	(187,000)
Project evaluation expenses	(5,000)	0	(80,000)	0
Finance cost	(87,000)	(8,000)	(188,000)	(46,000)
Accretion of reclamation provision	(11,000)	(13,000)	(32,000)	(36,000)
Interest expense	(23,000)	(13,000)	(66,000)	(15,000)
Income (loss) before income taxes	(488,000)	(145,000)	(5,278,000)	(5,670,000)
Income taxes:
Current income tax expense	(142,000)	(13,000)	(642,000)	(25,000)
Deferred income tax recovery (expense)	(499,000)	(56,000)	(2,836,000)	1,009,000
Income tax recovery (expense)	(641,000)	(69,000)	(3,478,000)	984,000
Net income (loss)	(1,129,000)	(214,000)	1,800,000	(4,686,000)
Other comprehensive income (loss)
Currency translation differences	(290,000)	(1,235,000)	(52,000)	(128,000)
Total comprehensive income (loss)	$ (1,419,000)	$ (1,449,000)	$ 1,748,000	$ (4,814,000)
Income (loss) per share
Basic income	$ (0.01)	$ (0.00)	$ 0.02	$ (0.05)
Diluted income	$ (0.01)	$ (0.00)	$ 0.02	$ (0.05)
Weighted average number of common shares outstanding
Basic	117,876,825	101,559,946	113,027,305	99,457,201
Diluted	117,876,825	101,559,946	116,275,433	99,457,201